Note 7 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Long-term debt	$ 113,624	$ 98,585
Less current portion	4,000	4,500
Long-term debt, less current portion	109,624	94,085
Line of Credit [Member]
Long-term debt	20,508	1,000
Term Loan [Member]
Long-term debt	92,900	96,869
Tax-exempt Bond [Member]
Long-term debt	0	500
Other [Member]
Long-term debt	$ 216	$ 216